Notes Payable - Summary of Purchased Certain Machinery and Equipment under Two Note Payable Agreements (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Total notes payable	$ 67,318	$ 100,331
Less: current portion of notes payable	(48,586)	(44,601)
Notes payable, net of current portion	18,732	55,730
Note Payable, 15.2% Interest
Debt Instrument [Line Items]
Total notes payable	20,194	29,259
Note Payable, 10.0% Interest
Debt Instrument [Line Items]
Total notes payable	$ 47,124	$ 71,072